EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
PRC
EMPLOYEE DEFINED CONTRIBUTION PLAN
Contributions to defined contribution plans	¥ 57,182	$ 8,054	¥ 58,623	¥ 51,107